Service Shares [Member] Expense Example - Service - BlackRock National Municipal Fund - Service Shares	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 74
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	$ 993